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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2009



Check here if Amendment [ ]; Amendment Number:_____________________



This Amendment (Check only one):

[ ] is a restatement.

[ ] adds new holdings entries.



Institutional Investment Manager Filing this report:

Name:    John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place

         Boston, MA 02217

13F File Number: 28-03983



The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:



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Name: Tina M. Marks

Title: Reconciliation Manager

Phone: 617-572-1662



Signature, Place, and Date of Signing:

/s/Tina M. Marks 197 Clarendon St. Boston, MA 02117 Aug. 4, 2009

---------------- ---------------------------------- -------------

Signature        Place                              Date

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Report Type (Check only One):

[ ] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[x] 13F COMBINATION REPORT



List of other managers reporting for this manager:



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

Form 13F File Number Name

28-03222             John Hancock Advisors, Inc.

28-03673             Sovereign Asset Management Corporation

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                              FORM 13F SUMMARY PAGE



Report Summary:



Number of other included managers: 1



Form 13F information table entry total: 10



Form 13F information table value total: 32,495,955



List of other included managers:



No. Form 13F File Number Name

1 028-11519 Manulife Financial Corporation



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John Hancock Life Insurance Company

June 30 2009

Item 1                       Item 2 Item 3      Item 4      Item 5       Item 6                Item 7           Item 8

                                                Fair Market Principal or Investment Discretion Mgr    Voting Authority-Shares

Name of Issuer               Class  Cusip       Value       # of Shres  Shd/Aff Sole Shd/Oth            Sole    Shared None

AMR Corp                     common 001765 10 6     255,166       63,160 X                       1       63,160

Allied Healthcare Intl. Inc  common 01923A 10 9   1,539,572      716,080 X                       1      716,080

Delta Airlines Inc           common 247361 70 2   4,382,274      752,968 X                       1      752,968

Enerplus Resources Fund      common 29274D 60 4   6,541,777      304,552 X                       1      304,552

MetroPCS Communications Inc  common 591708 10 2   8,691,018      653,460 X                       1        4,383 649,077

Navistar Int Corp            common 63934E 10 8   1,395,389       31,997 X                       1       31,997

Portland General Electric Co common 736508 84 7   3,818,968      195,945 X                       1      195,945

Range Resources Corp         common 75281A 10 9   4,604,162      111,400 X                       1      111,400

UAL Corp                     common 902549 80 7   1,181,793      370,468 X                       1      370,468

US Airways Group Inc         common 90341W 10 8      85,836       35,765 X                       1       35,765

                                                ----------- ------------                              --------- -------

                                                ----------- ------------                              --------- -------

TOTALS                                           32,495,955    3,235,795                              2,586,718 649,077

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